OTHER NON-FINANCIAL ASSETS AND NON-FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Detailed Information About Other Non Financial Assets And Non Financial Liabilities [Abstract]
Disclosure Of Detailed Information About Other Non Financial Assets And Non Financial Liabilities [Text Block]
	12-31-2018	12-31-2017
Current non-financial assets	ThU.S.$	ThU.S.$
Roads to amortize current	41,456	43,301
Prepayment to amortize (insurance and others)	14,020	21,257
Recoverable taxes (GST and others)	67,778	60,823
Other current non-financial assets	6,600	4,456
Total	129,854	129,837

	12-31-2018	12-31-2017
Non-current non-financial assets	ThU.S.$	ThU.S.$
Roads to amortize, non-current	78,418	112,937
Guarantee values	3,295	2,893
Recoverable taxes	1,519	1,835
Other non-current non-financial assets	3,716	3,856
Total	86,948	121,521

	12-31-2018	12-31-2017
Current non-financial liabilities	ThU.S.$	ThU.S.$
Provision of minimum dividend (1)	182,890	116,123
ICMS tax payable	9,109	12,593
Other tax payable	14,034	23,040
Other Current non-financial liablities	6,577	2,194
Total	212,610	153,950

(1) Provision includes a minimum dividend of subsidiary minority.

	12-31-2018	12-31-2017
Non-current non-financial liabilities	ThU.S.$	ThU.S.$
ICMS tax payable	111,134	110,532
Other non-current non-financial liablities	933	1,808
Total	112,067	112,340